20 Accounts payable to suppliers	12 Months Ended
Dec. 31, 2019
Accounts Payable To Suppliers [Abstract]
Accounts payable to suppliers

20  Accounts Payable to Suppliers

	12.31.2019	12.31.2018
Energy supplies	1,085,777	819,792
Materials and supplies	520,647	384,300
Natural gas for resale	79,174	95,478
Charges for use of grid system	187,595	169,629
	1,873,193	1,469,199
Current	1,685,280	1,419,243
Noncurrent	187,913	49,956